Putnam Investments
One Post Office Square
Boston, MA 02109
December 30, 2011

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Registration of Putnam Mortgage Recovery Fund, a new closed-end interval fund

Ladies and Gentlemen:

We are filing today the initial Registration Statement on Form N-2 under the Investment Company Act of 1940 and the Securities Act of 1933 for Putnam Mortgage Recovery Fund, which will operate as a closed-end interval fund. The fund will be a diversified investment management company with the objective of maximizing total return consistent with what Putnam Investment Management, LLC considers to be prudent risk. The fund will seek to achieve this objective by investing primarily in mortgage-related fixed income securities and related derivatives, with no constraints on credit ratings.

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 11105.

Very truly yours,

Karen Kay
Associate General Counsel

cc:	James E. Thomas, Esq.
Ropes & Gray LLP